Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	LOEWS CORPORATION
Entity Central Index Key	0000060086
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6541
Entity Tax Identification Number	13-2646102
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019-2714
City Area Code	212
Local Phone Number	521-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	L
Security Exchange Name	NYSE
Entity Emerging Growth Company	false